Advance to suppliers	12 Months Ended
Dec. 31, 2012
Advance to suppliers [Abstract]
Advance to suppliers

(9) Advance to suppliers

Historically, we have significant working capital commitments because suppliers of PET resin and additives -based raw materials require us to make prepayments in advance of shipment. Besides, we may make prepayments related to some equipment purchases based on arrangement of contract. Our prepayments to suppliers were recorded either as advances to suppliers, if they are expected to be utilized within 12 months as of balance sheet date, or as long-term prepayments, which was included in the line item "advance to suppliers -long term" in our consolidated balance sheet, if they represented the portion expected to be utilized after 12 months. As of December 12, 2012 and 2011, the current portion of advance to suppliers was RMB13,543 (US$2,174) and RMB8,808, respectively. The noncurrent portion of advance to suppliers was RMB5,299 (US$851) and RMB62,799, net of allowance for bad debts of RMB1,616 (US$259) and RMB 0, respectively, as of December 31, 2012 and 2011.